AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of Allowance for Credit Loss for Available-for-Sale Fixed Maturity Securities (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ (12)	$ (27)	$ (32)	$ (30)
Credit losses recognized on securities for which credit losses were not previously recorded	(4)	(8)	(14)	(12)
Reductions for securities sold during the period		15		1
Changes in previously recorded allowance	13	8	3	9
Ending balance	(3)	(12)	(43)	(32)
Corporate debt securities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	(10)	(26)	(24)	(19)
Credit losses recognized on securities for which credit losses were not previously recorded	(3)	(7)	(14)	(12)
Reductions for securities sold during the period		15		1
Changes in previously recorded allowance	11	8	3	6
Ending balance	(2)	(10)	(35)	(24)
Residential mortgage-backed securities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	(1)	(1)	0	(1)
Credit losses recognized on securities for which credit losses were not previously recorded	0	0	0	0
Reductions for securities sold during the period		0		0
Changes in previously recorded allowance	1	0	0	1
Ending balance	0	(1)	0	0
Commercial mortgage-backed securities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	0	0	(6)	(6)
Credit losses recognized on securities for which credit losses were not previously recorded	0	0	0	0
Reductions for securities sold during the period		0		0
Changes in previously recorded allowance	0	0	0	0
Ending balance	0	0	(6)	(6)
Collateralized debt securities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	(1)	0	(2)	(4)
Credit losses recognized on securities for which credit losses were not previously recorded	(1)	(1)	0	0
Reductions for securities sold during the period		0		0
Changes in previously recorded allowance	1	0	0	2
Ending balance	$ (1)	$ (1)	$ (2)	$ (2)